REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 9:-     REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Operating segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

b.	Geographical information

The following table summarizes revenue by region based on the shipping address of customers:

	Year ended December 31,
	2021	2020	2019
United States	135,291	105,321	75,072
Rest of world	56,914	42,138	28,687
Israel	1,098	847	1,370
	$193,303	$148,306	$105,129

Other than the United States, no other individual country accounted for 10% or more of total revenue for the years ended December 31, 2021, 2020 and 2019.

The following table summarizes property and equipment, net by region:

	December 31,
	2021	2020
Israel	$8,829	$7,244
United States	1,778	1,283
Rest of world	278	102
Total property and equipment, net	$10,885	$8,629